Shareholders' Equity (Details) - USD ($)			1 Months Ended					12 Months Ended
	Jan. 07, 2019	Jan. 04, 2018	Jul. 20, 2020	Jan. 31, 2019	Aug. 20, 2018	May 23, 2018	Mar. 23, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 07, 2018
Shareholders' Equity (Details) [Line Items]
Common stock authorized								500,000,000	500,000,000
Common stock par value								$ 0.001	$ 0.001
Common stock issued								20,820,000	56,070,000
Total cash proceeds		$ 20				$ 45,000	$ 1,616,400		$ 6,851,401
Professional fees								$ 1,744,395	$ 794,221	$ 831,821
Common shares repurchased, shares											36,000,000
Common shares repurchased, value											$ 36,000
Common shares cancelled					36,000,000
Service agreement, description			Pursuant to the service agreement dated July 21, 2020, the company issued 750,000 shares to Tony Wayne Network Technology Co., Limited (“Tony Wayne”) on July 30, 2020 as compensation of a Hong Kong and China based consulting program. The fair value of the shares on the grant date was $1,005,000. The Company recognized the $1,005,000 in full as stock- based compensation to nonemployee during the year ended December 31, 2020. As of the date of this report, there were 1,250,000 shares available for issuance under the Plan.
Stock Option Plan [Member]
Shareholders' Equity (Details) [Line Items]
Common stock authorized								2,000,000
MMTEC, Inc.
Shareholders' Equity (Details) [Line Items]
Common stock par value		$ 0.001				$ 0.001	$ 0.18
Common stock issued		20,000				45,000,000	8,980,000
Tony Wayne Network Technology Co. [Member]
Shareholders' Equity (Details) [Line Items]
Common stock issued				750,000
Professional fees				$ 1,005,000
IPO [Member]
Shareholders' Equity (Details) [Line Items]
Company offered common shares	1,800,000
Common stock price per share	$ 4
Initial public offering amount	$ 6,478,801
Net proceeds amount	6.5
Escrow deposit	500,000
Initial potential indemnification obligation	$ 500,000
Escrow period	2 years
Sale of additional common shares	270,000
Sale of stock price per share	$ 4
Net proceeds raised after deducting underwriting discounts				993,600
Incease in common stock, value				$ 7,472,401
Incease in common stock, shares				2,070,000
Shareholders' Equity [Member]
Shareholders' Equity (Details) [Line Items]
Shareholders contribution, discriptions										During the year ended December 31, 2018, Zhen Fan, the former chief executive officer and 13% shareholder of the Company, and Hinman Au, a director, member of board and 1.7% shareholder of the Company, made contributions with the amount of $3,834 and $1,614, respectively, to the Company for working capital needs and the Company recorded an increase in additional paid-in capital.